Restructuring costs	12 Months Ended
Mar. 31, 2013
Restructuring And Related Activities [Abstract]
Restructuring costs

4. Restructuring costs

(a) Fiscal 2013 December restructuring

In December 2012, the Company announced a restructuring plan that will increase focus on its target markets and streamline its corporate support functions. As part of the restructuring, the Company reduced its workforce by approximately 25%. The majority of the workforce reduction was completed by March 31, 2013. The Company accrued remaining costs relating to workforce reductions which are expected to be completed in the first quarter of fiscal 2014. The rates used in determining this accrual are based on existing plans, historical experience and negotiated settlements. If the actual amounts differ from the Company’s estimates, the amount of the restructuring costs could be materially impacted. No further material costs are expected to be incurred.

Employee termination costs include termination costs related to the reduction in workforce and associated outplacement and legal costs.

Facilities costs include lease cancellation costs at two North American locations and lease obligation costs associated with unoccupied office space at one of the Company’s international locations. Lease obligation costs are based on future lease expenditures and estimated future sublease rentals.

Other restructuring costs include fees paid to consultants supporting the restructuring process and office relocation costs.

The change in the Company’s accrued restructuring obligation associated with the fiscal 2013 December restructuring activities for the year ended March 31, 2013 is summarized in the following table.

	Year ended March 31, 2013
	Employee Termination Costs	Facilities Costs	Other Restructuring Costs	Total
Restructuring costs incurred	$16,172	$1,010	$208	$17,390
Restructuring costs paid	(10,227)	—	(124)	(10,351)
Currency translation adjustment	(216)	8	—	(208)

Accrued restructuring obligation at end of year	$5,729	$1,018	$84	$6,831

At March 31, 2013, the accrued restructuring obligation of $6,831 (March 31, 2012 – zero) was included in accrued and other current liabilities.

(b) Fiscal 2013 August restructuring

In August 2012, the Company announced a restructuring plan to implement additional cost reduction measures with the objective of improving the Company’s operating efficiencies. The restructuring plan included a worldwide reduction in workforce of approximately 70 employees. The restructuring plan was completed during the quarter ended September 30, 2012 and no further material costs are expected to be incurred.

The change in the Company’s accrued restructuring obligation associated with the fiscal 2013 August restructuring activities for the year ended March 31, 2013 is summarized in the following table.

Year ended March 31, 2013
Employee Termination Costs
Restructuring costs incurred	$1,947
Restructuring costs paid	(1,775)
Currency translation adjustment	(11)

Accrued restructuring obligation at end of year	$161

At March 31, 2013, the remaining accrued restructuring obligation of $161 (March 31, 2012 – zero), primarily related to outplacement costs, was included in accrued and other current liabilities.

(c) Fiscal 2012 August restructuring

In August 2011, the Company announced the transfer of the remainder of its interactive display assembly operations from its leased facility in Ottawa, Canada to existing contract manufacturers. The decision reflected the Company’s ongoing strategy to reduce costs in all areas of its operations and the transition was completed by March 31, 2012.

In December 2011, the Company ceased using the assembly and warehouse space at the Ottawa facility. As a result, the Company recorded lease obligation costs of $8,059 in the third quarter of fiscal 2012 based on future lease expenditures and estimated future sublease rentals for the remainder of the lease term ending April 2017. The accrued lease obligation is reviewed quarterly and adjusted as required to ensure that it reflects the remaining obligation based on future lease expenditures and estimated future sublease rentals over the balance of the obligation period. During the second quarter of fiscal 2013, the Company recorded additional restructuring costs of $1,020 as a result of a revised estimate of the future sublease rentals.

The change in the Company’s accrued restructuring obligation associated with the fiscal 2012 August restructuring activities for the years ended March 31, 2013 and 2012 is summarized in the following tables.

	Year ended March 31, 2013
	Lease Obligation Costs	Employee Termination Costs	Other Restructuring Costs	Total
Accrued restructuring obligation at beginning of year	$7,788	$—	$—	$7,788
Restructuring costs paid	(2,576)	—	—	(2,576)
Accretion expense	417	—	—	417
Adjustments	1,020	—	—	1,020
Currency translation adjustment	(149)	—	—	(149)

Accrued restructuring obligation at end of year	$6,500	$—	$—	$6,500

	Year ended March 31, 2012
	Lease Obligation Costs	Employee Termination Costs	Other Restructuring Costs	Total
Restructuring costs incurred	$8,059	$3,745	$1,455	$13,259
Restructuring costs paid	(600)	(3,745)	(1,455)	(5,800)
Accretion expense	116	—	—	116
Currency translation adjustment	213	—	—	213

Accrued restructuring obligation at end of year	$7,788	$—	$—	$7,788

To date the Company has incurred restructuring costs of $14,812, comprised of employee termination benefits of $3,745, lease obligation costs of $9,612 and other restructuring costs of $1,455.

At March 31, 2013, the current portion of the accrued restructuring obligation of $2,286 (March 31, 2012 – $2,280) was included in accrued and other current liabilities with the remaining long-term portion of $4,214 (March 31, 2012 – $5,508) included in other long-term liabilities.